CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 193,214,987	$ 81,185,639
Restricted cash	69,907,475	20,496,230
Short-term deposit	72,494,604	125,340,724
Accounts receivable	10,707,125	6,073,855
Inventories	93,222,004	73,516,747
Deferred costs	64,689,930	59,579,391
Deferred tax assets	2,913,678	1,669,670
Prepayment, other receivables and other current assets, net of allowance of $1,611,000 for an other receivable from a 3rd party of $1,673,677 as of December 31, 2010 and 2011	14,333,897	16,957,153
Total current assets	521,483,700	384,819,409
Property and equipment, net	41,526,660	28,597,363
Acquired intangible assets, net	58,370,481	36,447,954
Long-term investments	13,494,327	9,467,299
Deferred tax assets	819,404	794,138
Long-term deposit		45,298,746
Goodwill	36,208,295	2,000,000
Indemnification asset	5,567,241
Other long-term assets	3,586,701	792,466
Total assets	681,056,809	508,217,375
Current liabilities
Short-term loans and current portion of a long-term loan	111,626,081
Accounts payable	66,092,263	103,110,448
Advances from customers	91,858,115	103,068,451
Accrued expenses and other current liabilities	66,654,190	39,647,375
Income tax payable	19,137,134	13,026,333
Total current liabilities	355,367,783	258,852,607
Long-term loan		45,298,746
Other long-term obligations	5,532,153	5,482,804
Long-term tax liability	5,567,241
Deferred tax liabilities	1,611,875
Total long-term liabilities	12,711,269	50,781,550
Total liabilities	368,079,052	309,634,157
Commitments and contingencies
Shareholders' equity
Ordinary shares, $0.0001 par value, 550,000,000 shares authorized, 144,819,613 and 149,427,256 shares issued and outstanding as of December 31, 2010 and 2011, respectively	14,943	14,482
Treasury stock (8,444,997 ordinary shares at December 31, 2011)	(40,106,332)
Additional paid-in capital	249,260,523	228,924,701
Statutory reserve	12,754,349	7,230,475
Accumulated other comprehensive income	11,765,864	4,644,839
Retained earnings (accumulated deficit)	77,223,577	(42,231,279)
Total Spreadtrum Communications, Inc. shareholders' equity	310,912,924	198,583,218
Non-controlling interests	2,064,833
Total shareholders' equity	312,977,757	198,583,218
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 681,056,809	$ 508,217,375